Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Amortization		$ 7,939	$ 0
Lease and rents		7,382	0
Insurance and bad debt reserves		3,366	0
Accrued expenses		733	0
Other		341	0
Total deferred tax assets		19,761	0
Valuation allowance for deferred tax assets		0	0
Deferred tax assets, net of valuation allowance		19,761	0
Deferred tax liabilities
Lease and rents		(7,139)	0
Depreciation		(6,609)	0
Other		(741)	0
Net deferred tax assets	$ 5,272	$ 5,272	$ 0